Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2021	May 31, 2020	Jan. 01, 2019
Cash FDIC insured, value	$ 250,000
Allowance for doubtful accounts	38,000	$ 52,400
Operating lease right-of-use asset	1,533,010	490,984	$ 500,000
Operating lease liability	307,013	151,867	500,000
Offering costs	307,494	98,198
Accumulated deficit	(12,291,899)	(6,195,044)
Net loss attributable to common shareholders	(6,096,855)	(2,620,238)
Net cash used in operating activities	$ (1,391,938)	$ (1,523,262)
Accounting Standards Update 2016-02 [Member]
Operating lease right-of-use asset			110,003
Operating lease liability			$ 107,678
Minimum [Member]
Property, plant and equipment, useful life	3 years
Finite lived intangible asset, useful life	3 years
Maximum [Member]
Property, plant and equipment, useful life	5 years
Finite lived intangible asset, useful life	5 years
Simplicity One Brasil Ltd [Member]
Equity method investment, ownership percentage	76.00%
Simplicity Happy Valley, LLC and Simplicity Redmond, LLC [Member]
Equity method investment, ownership percentage	79.00%
Simplicity El Paso [Member]
Equity method investment, ownership percentage	51.00%